Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment are composed as follows:

	December 31, 2021
	Cost	Accumulated depreciation	Net

Data processing equipment	106,643	(51,294)	55,349
Machinery and equipment (i)	2,798,823	(654,360)	2,144,463
Buildings Leasing	94,048	(26,928)	67,120
Other	29,909	(7,789)	22,120
Total	3,029,423	(740,371)	2,289,052

	December 31, 2020
	Cost	Accumulated depreciation	Net

Data processing equipment	77,413	(35,572)	41,841
Machinery and equipment (i)	1,881,556	(204,154)	1,677,402
Buildings Leasing	79,890	(12,621)	67,269
Other	22,114	(6,013)	16,101
Total	2,060,973	(258,360)	1,802,613
The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total

Ont December 31, 2019
Cost	65,116	371,741	—	12,506	449,363
Accumulated depreciation	(18,578)	(28,512)	—	(2,283)	(49,373)
Net book value	46,538	343,229	—	10,223	399,990

On December 31, 2020
Opening balance	46,538	343,229	—	10,223	399,990
Cost	12,297	1,509,814	79,890	9,609	1,611,610
Purchases	10,820	1,519,278	79,717	3,789	1,613,604
Disposals	(1,509)	(9,838)	(684)	(74)	(12,105)
Acquisition of subsidiary	2,986	375	857	5,894	10,111
Depreciation	(16,994)	(175,641)	(12,623)	(3,729)	(208,987)
Depreciation	(15,596)	(175,805)	(12,227)	(1,000)	(204,628)
Disposals	21	264	—	17	302
Acquisition of subsidiary	(1,419)	(100)	(396)	(2,746)	(4,661)
Net book value	41,841	1,677,402	67,269	16,101	1,802,613

On December 31, 2020
Cost	77,413	1,881,556	79,890	22,114	2,060,973
Accumulated depreciation	(35,572)	(204,154)	(12,621)	(6,013)	(258,360)
Net book value	41,841	1,677,402	67,269	16,101	1,802,613

On December 31, 2021
Opening balance
Cost	29,230	917,267	14,156	7,796	968,449
Purchases (ii)	29,940	931,859	15,013	10,478	987,290
Disposals	(1,226)	(14,601)	(857)	(2,902)	(19,586)
Acquisition of subsidiary	516	9	—	220	745
Depreciation	(15,722)	(450,206)	(14,305)	(1,777)	(482,010)
Depreciation	(16,407)	(453,593)	(14,804)	(3,137)	(487,941)
Disposals	1,063	3,389	499	1,445	6,396
Acquisition of subsidiary	(378)	(2)	—	(85)	(465)
Net book value	55,349	2,144,463	67,120	22,120	2,289,052

On December 31, 2021
Cost	106,643	2,798,823	94,048	29,909	3,029,423
Accumulated depreciation	(51,294)	(654,360)	(26,928)	(7,789)	(740,371)
Net book value	55,349	2,144,463	67,120	22,120	2,289,052

(i)Net book value of machinery and equipment are R$2,091,671 of POS devices. (R$1,635,782, as of December 31, 2020), which are depreciated over 5 years. The depreciation of POS in the year ended December 31, 2021, amounted to R$448,385 (R$172,519 in the year ended December 31, 2020). On December 31, 2021, PagSeguro have contractual obligations to acquire POS Devices in the amount of R$1,650,885 (R$1,386,324 on December 31, 2020).
(ii)In January 2020, PagSeguro entered into a lease agreement until July 2026 and recorded in their financial statements, the office (right-of-use) in the amount of R$88,880, which was calculated considering the discount rate of 4.30% per year. For this leasing agreement, in 2021, PagSeguro agreed the annual lease adjustment of R$9,986. Additionally in May 2021, PagSeguro entered into another lease agreement until January 2024 and recorded in their financial statements, the office (right-of-use) in the amount of R$5,030, which was calculated considering the discount rate of 3.35% per year. Consequently, as of December 31, 2021, PagSeguro had a lease liability presented in other current liabilities in the amount of R$15,690 and as non-current liability in the amount of R$51,521. In 2021, the Company incurred in financial expenses related to these leases of R$21